Retroactive adjustments for business combination (Tables)	12 Months Ended
Dec. 31, 2018
Retroactive adjustments for business combination [Abstract]
Retroactive adjustment of fair value of assets and liabilities
(b)	Retroactive adjustment of fair value of assets and liabilities

The retroactive adjustment of fair value of assets acquired and liabilities assumed by acquisition of ANZ as of acquisition date is as follows:

	Amount		Adjustments	Adjusted Amount
Assets:
Cash and due from banks	~~W~~	8,151	—	8,151
Loans (*1)		301,766	(1,352)	300,414
Property and equipment		538	—	538
Intangible assets (*2)		—	15,256	15,256
Other assets		9,269	—	9,269

		319,724	13,904	333,628

Liabilities:
Deposits		(436,285)	—	(436,285)
Other liabilities		(1,022)	—	(1,022)

		(437,307)	—	(437,307)

The fair value of the identifiable assets acquired and liabilities assumed	~~W~~	(117,583)	13,904	(103,679)

(*1)	Adjustments are mainly due to the loan loss estimation.
(*2)

The intangible assets mainly comprise the present value of the saved borrowing costs due to the deposits amounting to ~~W~~4,454 million and the future economic benefits generated due to the relationship with the customers amounting to ~~W~~10,802 million.

Retrospective adjustments of goodwill
(c)	Adjustments of goodwill

The retrospective adjustments of goodwill due to the measurement period adjustment for business combination are as follows:

	Amount		Adjustments	Adjusted Amount
Consideration received (cash)	~~W~~	(75,480)	—	(75,480)
Fair value of identifiable net assets		(117,583)	13,904	(103,679)

Goodwill	~~W~~	42,103	(13,904)	28,199

Adjustments of the prior year end balances
(d)	Adjustments of the prior year end balances.

	Amount		Adjustments	Adjusted Amount
Intangible assets	~~W~~	4,271,969	1,352	4,273,321
Deferred tax liabilities		9,712	270	9,982

Retained earnings	~~W~~	20,790,599	1,082	20,791,681